Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Apr. 03, 2018
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2018